GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS [Abstract]
Total Revenues And Long-Lived Assets By Geographic Area
	Year ended December 31,
	2012	2011	2010
Revenues from sales to unaffiliated customers:

United States	$-	$-	$750
Europe	-	-	365
Israel	-	-	-

Total revenues	$-	$-	$1,115
	December 31,
	2012	2011
Long-lived assets:

Israel	$483	$497
United States	767	-

Total long-lived assets	$1,250	$497

Sales To A Single Customer Exceeding 10%:
	Year ended December 31,
	2012	2011	2010
Sales to a single customer exceeding 10%:

Customer A	-	-	67%
Customer B	-	-	13%
Customer C	-	-	11%